Segment information - Additional information (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Number of customers	2		2
Percentage of revenue	10.00%		10.00%
Customer one
Disclosure of credit risk exposure [line items]
Percentage of revenue	28.00%	14.00%	20.00%
Customer two
Disclosure of credit risk exposure [line items]
Percentage of revenue	27.00%	11.00%	20.00%